CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2016
Gross proceeds from settlements and sales		$ 919,187	$ 181,136
Repurchase of shares	[1]	104,768	97,396
Portion of Sub-prime Auto Loan Portfolios
Gross proceeds from settlements and sales		107,400
Loans disposed of		120,000
First Horizon Share Repurchase Program
Repurchase of shares		$ 99,400	93,500
GE Capital
Loans acquired			$ 537,400

[1]	2018 and 2016 include $99.4 million and $93.5 million, respectively, repurchased under share repurchase programs.